Earnings/(Loss) Per Common Share	12 Months Ended
Dec. 31, 2024
Earnings/(Loss) Per Common Share [Abstract]
Earnings/(Loss) Per Common Share
13.	Earnings/(Loss) Per Common Share:

The computation of earnings/(loss) per share is based on the weighted average number of common shares outstanding during that period and gives retroactive effect to the shares issued  in connection with the Spin-Off.
The Company calculates earnings/(loss) per common share by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the relevant period.
The Company calculates basic earnings/(loss) per share in conformity with the two-class method required for companies with participating securities. The calculation of basic earnings/(loss) per share does not consider the non-vested shares as outstanding until the time-based vesting restrictions have lapsed.

Diluted earnings/(loss) per common share, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional shares that would then share in the Company’s net income. For the purpose of calculating diluted earnings/(loss) per common share, the weighted average number of diluted shares outstanding includes (i) the conversion of outstanding Series A Preferred Shares (Note 9) calculated with the “if converted” method by using the average closing market price over the reporting periods and (ii) the incremental shares assumed to be issued, determined under the two-class method weighted for the periods the non-vested shares were outstanding, if the two-class method was more dilutive than the treasury stock method. If there is a loss from continuing operations, diluted earnings per common share (EPS) would be computed in the same manner as basic EPS is computed, even if the entity has net income after adjusting for discontinued operations. Thus, the inclusion of the potential common shares from the conversion of outstanding Series A Preferred Shares and the incremental shares assumed to be issued, determined under the two-class or treasury stock method weighted for the periods the non-vested shares were outstanding, in diluted EPS from continuing operations would have an anti-dilutive effect. Therefore, basic EPS and diluted EPS are the same for continuing operations, discontinued operations and net income. The components of the calculation of basic and diluted earnings/(loss) per common share in each of the periods comprising the accompanying consolidated statements of comprehensive income are as follows:
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024
Net income and comprehensive income from continuing operations, net of taxes	$6,919,958	$11,180,943	$5,511,535
Net income and comprehensive income from discontinued operations, net of taxes	43,006,425	129,456,050	19,695,969
Net income and comprehensive income	$49,926,383	$140,636,993	$25,207,504
Dividend on Series A Preferred Shares	—	(1,166,667)	(1,423,333)
Deemed dividend on Series A Preferred Shares	—	(2,429,275)	(3,064,409)
Undistributed earnings to non-vested participating securities	—	(2,805,275)	(1,685,830)
Net income attributable to common shareholders, basic	$49,926,383	$134,235,776	$19,033,932
Undistributed earnings to non-vested participating securities	—	2,805,275	—
Undistributed earnings reallocated to non-vested participating securities	—	(926,641)	—
Dividend on Series A Preferred Shares	—	1,166,667	—
Deemed dividend on Series A Preferred Shares	—	2,429,275	—
Net income attributable to common shareholders, diluted	$49,926,383	$139,710,352	$19,033,932
Weighted average number of common shares outstanding, basic	9,461,009	15,443,485	17,399,772
Effect of dilutive shares	33,216,240	33,216,240	—
Weighted average number of common shares outstanding, diluted	42,677,249	48,659,725	17,399,772
Earnings/(loss) per common share, basic, continuing operations	$0.73	$0.31	$(0.04)
Earnings/(loss) per common share, diluted, continuing operations	$0.16	$0.21	$(0.04)
Earnings per common share, basic, discontinued operations	$4.55	$8.38	$1.13
Earnings per common share, diluted, discontinued operations	$1.01	$2.66	$1.13
Earnings per common share, basic, total	$5.28	$8.69	$1.09
Earnings per common share, diluted, total	$1.17	$2.87	$1.09